Convertible Note (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 19, 2015	Dec. 31, 2016	Dec. 31, 2015
Convertible Note (Textual)
Issuance of convertible note				$ 150,000,000
Debt instrument, accrued interest	$ 75,000,000
Interest expense			6,197,260	197,260
Interest payable	197,260		$ 6,197,260	$ 197,260
Jasper [Member]
Convertible Note (Textual)
Convertible note interest rate		8.00%
Principal amount		$ 150,000,000
Issuance of convertible note	$ 75,000,000
Debt instrument, price per share		$ 10.00
Debt, Maturity date		Dec. 18, 2018